Change in presentation currency and functional currency	12 Months Ended
Dec. 31, 2021
Change in presentation currency and functional currency
Change in presentation currency and functional currency

3.            Change in presentation currency and functional currency

Presentation Currency

Effective December 31, 2020, the Company changed its presentation currency from CAD to USD to be more relevant to users.

Prior to December 31, 2020, the Company reported its annual consolidated financial statements in CAD. In making this change in presentation currency, the Company follows the recommendations set out in IAS 21, the Effects of Change in Foreign Exchange Rates. In accordance with IAS 21, comparable financial statements for the year ended December 31, 2019 were restated retrospectively in the new presentation currency of USD using the current rate method as comparatives in the Company’s December 31, 2020 annual report filing.

The consolidated statement of financial position as of December 31, 2020 of the Company has been prepared in CAD and translated into the new presentation currency of USD using the current rate method.

The procedures under the current rate method are outlined as below:

☐	Income Statement and Statement of Cash Flows have been translated into USD using average foreign currency rates prevailing for the relevant reporting periods of years ended December 31, 2020;
☐	assets and liabilities in the Statement of Financial Position have been translated into USD at the closing foreign currency rates on the relevant reporting dates as of December 31, 2020 and 2019;
☐

the equity section of the Statement of Financial Position, including foreign currency translation reserve, retained earnings, share capital and the other reserves, have been translated into USD using historical rates; and

☐	earnings per share has also been restated to USD to reflect the change in presentation currency.

All resulting exchange differences arising from the translation are included as a separate component of other comprehensive income.

Functional Currency

The Company considered the current and prospective economic substance of the underlying transactions and circumstances of the Company and concluded that, as of January 1, 2021, the functional currency should be USD rather than CAD.

The effect of the change in functional currency to USD was applied prospectively in the financial statements effective January 1, 2021. The financial position of the Company as at January 1, 2021 has been translated from CAD to USD at an exchange rate of 1.273.

All transactions for the Company are recorded in USD from January 1, 2021 and onwards. Transactions denominated in currencies other than USD are considered foreign currency transactions. Foreign currency transactions are translated into USD using the foreign currency rates prevailing at the date of the transaction. Period-end balances of monetary assets and liabilities in foreign currency are translated to USD using period-end foreign currency rates. Foreign currency gains and losses arising from the settlement of foreign currency transactions are recognized in profit or loss.

The Company reassessed its derivative liabilities upon the change in functional currency, which resulted in an increase of $14,539,226 in derivative liabilities with a corresponding decrease in share capital as at January 1, 2021.

Warrants issued other than as compensation for goods and services with exercise prices denominated in a currency other than the functional currency of the Company are recognized as derivative liabilities and measured at fair value at each reporting period.

As at December 31, 2020, the functional currency of the Company was CAD and, therefore, warrants with exercise prices denominated in USD were recognized as derivative liabilities and measured at fair value by the Black-Scholes Option Pricing Model with a valuation date of December 31, 2020. The derivative liabilities of the Company was $17,899,855 as at December 31, 2020.

As at January 1, 2021, the functional currency of the Company is USD. Accordingly, warrants with exercise prices denominated in CAD are recognized as derivative liabilities and measured at fair value by the Black-Scholes Option Pricing Model with a valuation date of January 1, 2021. The fair value of the derivative liabilities of the Company was $32,439,081 as at January 1, 2021.